Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued Expenses and Other Current Liabilities
23.
Accrued Expenses and Other Current Liabilities

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Accrued utilities and related expenses (Notes 24 and 27)	61,407	63,731
Contract liabilities and unearned revenues (Note 5)	10,689	9,499
Accrued taxes and related expenses (Note 26)	5,943	9,445
Accrued employee benefits and other provisions (Note 27)	5,510	6,615
Accrued interests and other related costs (Note 28)	2,157	1,868
Others	3,044	2,387
	88,750	93,545

Accrued utilities and related expenses pertain to costs incurred for electricity and water consumption, repairs and maintenance, selling and promotions, professional and other contracted services, rent, insurance and security services and other operational related expenses pending receipt of billings and statement of accounts from suppliers. These liabilities are noninterest-bearing and are normally settled within a year.

Contract liabilities and unearned revenues represent advance payments for leased lines, installation fees, monthly service fees and unused and/or unexpired portion of prepaid loads.

Accrued taxes and related expenses pertain to licenses, permits and other related business taxes, which are normally settled within a year.

Accrued employee benefits and other provisions pertain to accrued salaries, wages and bonuses, and other employee benefits that are normally settled within a year.

Accrued interests and other related costs are noninterest-bearing and are normally settled within a year. This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers.

Other accrued expenses and other current liabilities are noninterest-bearing and are normally settled within a year. This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers.